Going Concern and Management's Liquidity Plan (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 13,042,709	$ 7,791,469
Accumulated deficit	48,562,528	35,519,819
Net cash used in operating activities	6,355,838	$ 4,202,240
Cash balance	2,740,645
Working capital	$ 1,313,980